Submission	Jun. 17, 2026
Submission [Line Items]
Central Index Key	0001922641
Registrant Name	Enlight Renewable Energy Ltd.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES